N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Innovations (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Innovations (Series II) | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(8.78%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Innovations (Series II) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Innovations | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Innovations | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Cornerstone (Series II) | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Cornerstone (Series II) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Cornerstone | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Cornerstone | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Standard (Series A) | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Standard (Series A) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Hartford 403(b) Cornerstone Innovations | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Hartford 403(b) Cornerstone Innovations | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Standard (Series A-II) | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Standard (Series A-II) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%